Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000117664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Commodity Strategy Fund Class A (including sales charges) ($20,243)
Average Annual Return, Percent	35.62%	12.16%	7.31%
C000117667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Commodity Strategy Fund Institutional Class ($22,034)
C000138343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Commodity Strategy Fund Institutional 2 Class ($22,259)
C000149225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Commodity Strategy Fund Institutional 3 Class ($22,467)
C000097512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Opportunity Fund Class A (including sales charges) ($26,182)
Average Annual Return, Percent	19.55%	9.43%	10.10%
C000097514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Opportunity Fund Class C (including sales charges) ($25,758)
Average Annual Return, Percent	24.94%	9.90%	9.92%
C000097520
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Opportunity Fund Institutional Class ($28,462)
C000097518
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Opportunity Fund Institutional 2 Class ($28,587)
C000121137
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Opportunity Fund Institutional 3 Class ($28,724)
C000097516
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Opportunity Fund Class R ($27,062)
C000255608
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Opportunity Fund Class S ($27,882)
C000102391
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Flexible Capital Income Fund Class A (including sales charges) ($23,652)
Average Annual Return, Percent	15.44%	5.54%	8.99%
C000102392
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Flexible Capital Income Fund Class C (including sales charges) ($23,261)
Average Annual Return, Percent	20.56%	5.99%	8.81%
C000102395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Flexible Capital Income Fund Institutional Class ($25,712)
C000121144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Flexible Capital Income Fund Institutional 2 Class ($25,781)
C000175683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Flexible Capital Income Fund Institutional 3 Class ($25,858)
C000255611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Flexible Capital Income Fund Class S ($25,178)
C000097368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Bond Fund Class A (including sales charges) ($15,475)
Average Annual Return, Percent	2.00%	2.87%	4.46%
C000097370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Bond Fund Class C (including sales charges) ($15,026)
Average Annual Return, Percent	5.30%	3.10%	4.16%
C000097377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Bond Fund Institutional Class ($16,632)
C000097375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Bond Fund Institutional 2 Class ($16,707)
C000121135
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Bond Fund Institutional 3 Class ($16,821)
C000097372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Bond Fund Class R ($15,826)
C000255607
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Bond Fund Class S ($16,303)
C000097428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Intrinsic Value Fund Class A (including sales charges) ($29,780)
Average Annual Return, Percent	24.14%	9.84%	11.53%
C000097430
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Intrinsic Value Fund Class C (including sales charges) ($29,294)
Average Annual Return, Percent	29.76%	10.32%	11.35%
C000097437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Intrinsic Value Fund Institutional Class ($32,384)
C000097435
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Intrinsic Value Fund Institutional 2 Class ($32,520)
C000119014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Intrinsic Value Fund Institutional 3 Class ($32,655)
C000140950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mortgage Opportunities Fund Class A (including sales charges) ($14,556)
Average Annual Return, Percent	3.66%	(0.02%)	3.83%
C000140951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mortgage Opportunities Fund Class C (including sales charges) ($13,924)
Average Annual Return, Percent	5.23%	(0.15%)	3.37%
C000140955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mortgage Opportunities Fund Institutional Class ($15,375)
C000140954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mortgage Opportunities Fund Institutional 2 Class ($15,435)
C000175684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mortgage Opportunities Fund Institutional 3 Class ($15,497)
C000255612
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mortgage Opportunities Fund Class S ($15,051)
C000097356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Quality Income Fund Class A (including sales charges) ($10,923)
Average Annual Return, Percent	1.88%	(1.93%)	0.89%
C000097358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Quality Income Fund Class C (including sales charges) ($10,447)
Average Annual Return, Percent	3.22%	(2.06%)	0.44%
C000097361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Quality Income Fund Institutional Class ($11,557)
C000121134
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Quality Income Fund Institutional 2 Class ($11,643)
C000149222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Quality Income Fund Institutional 3 Class ($11,721)
C000097571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Large Cap Value Fund Class A (including sales charges) ($32,702)
Average Annual Return, Percent	28.49%	9.97%	12.58%
C000097573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Large Cap Value Fund Class C (including sales charges) ($32,209)
Average Annual Return, Percent	34.32%	10.45%	12.41%
C000097579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Large Cap Value Fund Institutional Class ($35,588)
C000097577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Large Cap Value Fund Institutional 2 Class ($35,822)
C000149223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Large Cap Value Fund Institutional 3 Class ($36,003)
C000097575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Large Cap Value Fund Class R ($33,878)
C000255610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Large Cap Value Fund Class S ($34,845)
C000097587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Small Cap Value Fund Class A (including sales charges) ($23,385)
Average Annual Return, Percent	28.52%	5.53%	8.87%
C000097594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Small Cap Value Fund Institutional Class ($25,450)
C000097593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Small Cap Value Fund Institutional 2 Class ($25,627)
C000149224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Small Cap Value Fund Institutional 3 Class ($25,748)
C000097546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Seligman Technology and Information Fund Class A (including sales charges) ($106,258)
Average Annual Return, Percent	107.15%	23.86%	26.66%
C000097548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Seligman Technology and Information Fund Class C (including sales charges) ($104,587)
Average Annual Return, Percent	117.13%	24.40%	26.46%
C000097554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Seligman Technology and Information Fund Institutional Class ($115,571)
C000097553
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Seligman Technology and Information Fund Institutional 2 Class ($116,074)
C000175682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Seligman Technology and Information Fund Institutional 3 Class ($116,328)
C000097550
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Seligman Technology and Information Fund Class R ($109,950)
C000255609
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Seligman Technology and Information Fund Class S ($113,201)
C000176478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager Value Strategies Fund Institutional Class ($29,649)
Without Sales Load [Member] | C000117664
Average Annual Return [Line Items]
Average Annual Return, Percent	43.86%	13.49%	7.95%
Without Sales Load [Member] | C000117667
Average Annual Return [Line Items]
Average Annual Return, Percent	44.17%	13.79%	8.22%
Without Sales Load [Member] | C000138343
Average Annual Return [Line Items]
Average Annual Return, Percent	44.55%	13.92%	8.33%
Without Sales Load [Member] | C000149225
Average Annual Return [Line Items]
Average Annual Return, Percent	44.62%	13.99%	8.43%
Without Sales Load [Member] | C000097512
Average Annual Return [Line Items]
Average Annual Return, Percent	26.86%	10.74%	10.75%
Without Sales Load [Member] | C000097514
Average Annual Return [Line Items]
Average Annual Return, Percent	25.94%	9.90%	9.92%
Without Sales Load [Member] | C000097520
Average Annual Return [Line Items]
Average Annual Return, Percent	27.20%	11.01%	11.03%
Without Sales Load [Member] | C000097518
Average Annual Return [Line Items]
Average Annual Return, Percent	27.21%	11.05%	11.08%
Without Sales Load [Member] | C000121137
Average Annual Return [Line Items]
Average Annual Return, Percent	27.26%	11.11%	11.13%
Without Sales Load [Member] | C000097516
Average Annual Return [Line Items]
Average Annual Return, Percent	26.54%	10.46%	10.47%
Without Sales Load [Member] | C000255608
Average Annual Return [Line Items]
Average Annual Return, Percent	27.16%	10.83%	10.80%
Without Sales Load [Member] | C000102391
Average Annual Return [Line Items]
Average Annual Return, Percent	22.51%	6.80%	9.63%
Without Sales Load [Member] | C000102392
Average Annual Return [Line Items]
Average Annual Return, Percent	21.56%	5.99%	8.81%
Without Sales Load [Member] | C000102395
Average Annual Return [Line Items]
Average Annual Return, Percent	22.74%	7.06%	9.90%
Without Sales Load [Member] | C000121144
Average Annual Return [Line Items]
Average Annual Return, Percent	22.76%	7.08%	9.93%
Without Sales Load [Member] | C000175683
Average Annual Return [Line Items]
Average Annual Return, Percent	22.88%	7.14%	9.97%
Without Sales Load [Member] | C000255611
Average Annual Return [Line Items]
Average Annual Return, Percent	22.74%	6.88%	9.67%
Without Sales Load [Member] | C000097368
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	3.88%	4.97%
Without Sales Load [Member] | C000097370
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%	3.10%	4.16%
Without Sales Load [Member] | C000097377
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	4.14%	5.22%
Without Sales Load [Member] | C000097375
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%	4.20%	5.27%
Without Sales Load [Member] | C000121135
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	4.26%	5.34%
Without Sales Load [Member] | C000097372
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	3.61%	4.70%
Without Sales Load [Member] | C000255607
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	3.96%	5.01%
Without Sales Load [Member] | C000097428
Average Annual Return [Line Items]
Average Annual Return, Percent	31.74%	11.14%	12.19%
Without Sales Load [Member] | C000097430
Average Annual Return [Line Items]
Average Annual Return, Percent	30.76%	10.32%	11.35%
Without Sales Load [Member] | C000097437
Average Annual Return [Line Items]
Average Annual Return, Percent	32.08%	11.43%	12.47%
Without Sales Load [Member] | C000097435
Average Annual Return [Line Items]
Average Annual Return, Percent	32.11%	11.46%	12.52%
Without Sales Load [Member] | C000119014
Average Annual Return [Line Items]
Average Annual Return, Percent	32.15%	11.51%	12.56%
Without Sales Load [Member] | C000140950
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%	0.60%	4.14%
Without Sales Load [Member] | C000140951
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%	(0.15%)	3.37%
Without Sales Load [Member] | C000140955
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%	0.85%	4.40%
Without Sales Load [Member] | C000140954
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%	0.87%	4.44%
Without Sales Load [Member] | C000175684
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	0.94%	4.48%
Without Sales Load [Member] | C000255612
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%	0.66%	4.17%
Without Sales Load [Member] | C000097356
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%	(1.33%)	1.20%
Without Sales Load [Member] | C000097358
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%	(2.06%)	0.44%
Without Sales Load [Member] | C000097361
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	(1.09%)	1.46%
Without Sales Load [Member] | C000121134
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	(0.99%)	1.53%
Without Sales Load [Member] | C000149222
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	(0.94%)	1.60%
Without Sales Load [Member] | C000097571
Average Annual Return [Line Items]
Average Annual Return, Percent	36.33%	11.28%	13.25%
Without Sales Load [Member] | C000097573
Average Annual Return [Line Items]
Average Annual Return, Percent	35.32%	10.45%	12.41%
Without Sales Load [Member] | C000097579
Average Annual Return [Line Items]
Average Annual Return, Percent	36.65%	11.56%	13.54%
Without Sales Load [Member] | C000097577
Average Annual Return [Line Items]
Average Annual Return, Percent	36.74%	11.64%	13.61%
Without Sales Load [Member] | C000149223
Average Annual Return [Line Items]
Average Annual Return, Percent	36.82%	11.70%	13.67%
Without Sales Load [Member] | C000097575
Average Annual Return [Line Items]
Average Annual Return, Percent	35.99%	11.01%	12.98%
Without Sales Load [Member] | C000255610
Average Annual Return [Line Items]
Average Annual Return, Percent	36.65%	11.37%	13.30%
Without Sales Load [Member] | C000097587
Average Annual Return [Line Items]
Average Annual Return, Percent	36.36%	6.78%	9.51%
Without Sales Load [Member] | C000097594
Average Annual Return [Line Items]
Average Annual Return, Percent	36.75%	7.06%	9.79%
Without Sales Load [Member] | C000097593
Average Annual Return [Line Items]
Average Annual Return, Percent	36.83%	7.11%	9.87%
Without Sales Load [Member] | C000149224
Average Annual Return [Line Items]
Average Annual Return, Percent	36.90%	7.17%	9.92%
Without Sales Load [Member] | C000097546
Average Annual Return [Line Items]
Average Annual Return, Percent	119.78%	25.33%	27.41%
Without Sales Load [Member] | C000097548
Average Annual Return [Line Items]
Average Annual Return, Percent	118.13%	24.40%	26.46%
Without Sales Load [Member] | C000097554
Average Annual Return [Line Items]
Average Annual Return, Percent	120.33%	25.65%	27.73%
Without Sales Load [Member] | C000097553
Average Annual Return [Line Items]
Average Annual Return, Percent	120.42%	25.69%	27.78%
Without Sales Load [Member] | C000175682
Average Annual Return [Line Items]
Average Annual Return, Percent	120.51%	25.76%	27.81%
Without Sales Load [Member] | C000097550
Average Annual Return [Line Items]
Average Annual Return, Percent	119.26%	25.02%	27.09%
Without Sales Load [Member] | C000255609
Average Annual Return [Line Items]
Average Annual Return, Percent	120.34%	25.44%	27.46%
Without Sales Load [Member] | C000176478
Average Annual Return [Line Items]
Average Annual Return, Percent	21.38%	8.80%	11.48%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,836)
Average Annual Return, Percent	5.13%	0.17%	1.70%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,788)
Average Annual Return, Percent	29.78%	14.15%	15.65%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,788)
Average Annual Return, Percent	29.78%	14.15%	15.65%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,788)
Average Annual Return, Percent	29.78%	14.15%	15.65%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,788)
Average Annual Return, Percent	29.78%	14.15%	15.65%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,788)
Average Annual Return, Percent	29.78%	14.15%	15.65%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,788)
Average Annual Return, Percent	29.78%	14.15%	15.65%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,788)
Average Annual Return, Percent	29.78%	14.15%	15.65%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,876)
Average Annual Return, Percent	29.45%	12.92%	15.12%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return ($20,060)
Average Annual Return, Percent	40.47%	11.75%	7.21%
Columbia Threadneedle: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return ($20,060)
Average Annual Return, Percent	40.47%	11.75%	7.21%
Columbia Threadneedle: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return ($20,060)
Average Annual Return, Percent	40.47%	11.75%	7.21%
Columbia Threadneedle: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return ($20,060)
Average Annual Return, Percent	40.47%	11.75%	7.21%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade &
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 33.34% Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
Average Annual Return, Percent	24.36%	6.73%	9.53%
Columbia Threadneedle: Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade &
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 33.34% Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
Average Annual Return, Percent	24.36%	6.73%	9.53%
Columbia Threadneedle: Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade &
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 33.34% Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
Average Annual Return, Percent	24.36%	6.73%	9.53%
Columbia Threadneedle: Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade &
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 33.34% Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
Average Annual Return, Percent	24.36%	6.73%	9.53%
Columbia Threadneedle: Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade &
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 33.34% Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
Average Annual Return, Percent	24.36%	6.73%	9.53%
Columbia Threadneedle: Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade &
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 33.34% Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
Average Annual Return, Percent	24.36%	6.73%	9.53%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
Average Annual Return, Percent	7.46%	4.37%	5.77%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
Average Annual Return, Percent	7.46%	4.37%	5.77%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
Average Annual Return, Percent	7.46%	4.37%	5.77%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
Average Annual Return, Percent	7.46%	4.37%	5.77%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
Average Annual Return, Percent	7.46%	4.37%	5.77%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
Average Annual Return, Percent	7.46%	4.37%	5.77%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
Average Annual Return, Percent	7.46%	4.37%	5.77%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
Average Annual Return, Percent	6.85%	0.45%	1.44%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
Average Annual Return, Percent	6.85%	0.45%	1.44%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
Average Annual Return, Percent	6.85%	0.45%	1.44%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
Average Annual Return, Percent	6.85%	0.45%	1.44%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
Average Annual Return, Percent	6.85%	0.45%	1.44%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,132)
Average Annual Return, Percent	44.36%	7.27%	10.50%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,132)
Average Annual Return, Percent	44.36%	7.27%	10.50%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,132)
Average Annual Return, Percent	44.36%	7.27%	10.50%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,132)
Average Annual Return, Percent	44.36%	7.27%	10.50%
Columbia Threadneedle: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index ($96,714)
Average Annual Return, Percent	66.24%	22.27%	25.47%
Columbia Threadneedle: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index ($96,714)
Average Annual Return, Percent	66.24%	22.27%	25.47%
Columbia Threadneedle: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index ($96,714)
Average Annual Return, Percent	66.24%	22.27%	25.47%
Columbia Threadneedle: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index ($96,714)
Average Annual Return, Percent	66.24%	22.27%	25.47%
Columbia Threadneedle: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index ($96,714)
Average Annual Return, Percent	66.24%	22.27%	25.47%
Columbia Threadneedle: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index ($96,714)
Average Annual Return, Percent	66.24%	22.27%	25.47%
Columbia Threadneedle: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index ($96,714)
Average Annual Return, Percent	66.24%	22.27%	25.47%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%